Other Current Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Prepaid insurance	$ 157,500	$ 20,631
Other receivables	10,000	0
Other prepaid expenses	14,577	0
Total other current assets	182,077	120,631
Fat Shark And Rotor Riot [Member]
Restructuring Cost and Reserve [Line Items]
Deposit related to Rotor Riot, LLC and Fat Shark, Ltd. acquisitions	$ 0	$ 100,000